Note 9 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Finite-Lived Intangible Assets, Net, Ending Balance	$ 176,192	$ 178,001
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	38,800
Finite-Lived Intangible Assets, Amortization Expense, Year Two	35,300
Finite-Lived Intangible Assets, Amortization Expense, Year Three	31,100
Finite-Lived Intangible Assets, Amortization Expense, Year Four	23,700
Finite-Lived Intangible Assets, Amortization Expense, Year Five	12,300
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 35,000